Prospectus Supplement - Feb. 13, 2006
 American Express Equity Indexed Savings Certificates (April 27, 2005) S-6034 G

American Express Equity Indexed Savings Certificates are no longer offered by Ameriprise Certificate Company.


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S-6034-1 A (2/06)